Revenue and segment information (Transaction price allocated to remaining performance obligations (unsatisfied or partially unsatisfied)) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	¥ 2,623,764	¥ 2,443,254
Maximum time of remaining performance obligations to be satisfied relate to provision of heating pipeline services	within 17 years
Within 1 year
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	¥ 268,001	220,046
Over 1 year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	¥ 2,355,763	¥ 2,223,208